Expense Example - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2023 USD ($)
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Expense Example:
1 year	$ 51
3 years	169
5 years	301
10 years	683
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Expense Example:
1 year	448
3 years	666
5 years	903
10 years	1,582
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Expense Example:
1 year	253
3 years	483
5 years	838
10 years	1,638
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Expense Example:
1 year	647
3 years	809
5 years	987
10 years	$ 1,502